Tax Status	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Tax Status
Tax Status

Note 6. Tax Status

The Company adopted a prototype volume submitter profit sharing 401(k) Plan with a cash or deferral arrangement which received a letter from the IRS dated June 30, 2020, stating that the Plan and related trust are designed in accordance with applicable sections of the IRC. The Plan has been amended since receiving the opinion letter. The Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believe that the Plan is qualified and the related trust is tax-exempt.